Accounts receivable - Summary of Analysis of Age of Financial Assets that are Past Due (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	$ 11,501,265	$ 4,072,701	$ 571,300
Current | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,181,294	540,824
1-30 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		310,818
31-60 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		120,604	21,455
61-90 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		18,477
91 days and over | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 441,508	$ 9,021